PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Russell™ Large Cap
Value Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.9%
Communication Services: 5.0%
115,434
AT&T, Inc.
$ 3,264,473
1 .2
60,298  Comcast Corp. - Class
A
2,224,996
0 .8
7,574
T-Mobile US, Inc.
2,020,062
0 .8
67,763  Verizon
Communications, Inc.
3,073,730
1 .1
29,200
Walt Disney Co.
2,882,040
1 .1
13,465,301
5 .0
Consumer Discretionary: 4.5%
24
(1)
AutoZone, Inc.
91,507
0.0
33
Booking Holdings, Inc.
152,028
0 .1
719
(1)
DoorDash, Inc. - Class
A
131,412
0 .1
63,115
Ford Motor Co.
633,043
0 .2
15,907
General Motors Co.
748,106
0 .3
3,222
Home Depot, Inc.
1,180,831
0 .4
9,086
Lowe's Cos., Inc.
2,119,128
0 .8
3,640  Marriott International,
Inc. - Class A
867,048
0 .3
10,845
McDonald's Corp.
3,387,653
1 .3
7,261
NIKE, Inc. - Class B
460,928
0 .2
72
(1)
O'Reilly Automotive,
Inc.
103,146
0.0
4,075
Starbucks Corp.
399,717
0 .2
7,439
Target Corp.
776,334
0 .3
7,452
TJX Cos., Inc.
907,653
0 .3
11,958,534
4 .5
Consumer Staples: 8.9%
27,268
Altria Group, Inc.
1,636,625
0 .6
26,655
Coca-Cola Co.
1,909,031
0 .7
5,880
Colgate-Palmolive Co.
550,956
0 .2
2,530  Constellation Brands,
Inc. - Class A
464,306
0 .2
2,360  Estee Lauder Cos.,
Inc. - Class A
155,760
0 .1
19,184
Keurig Dr Pepper, Inc.
656,477
0 .2
3,138
Kimberly-Clark Corp.
446,286
0 .2
14,286
Kraft Heinz Co.
434,723
0 .2
21,532  Mondelez International,
Inc. - Class A
1,460,946
0 .5
2,294
(1)
Monster Beverage
Corp.
134,245
0.0
4,643
PepsiCo, Inc.
696,171
0 .3
24,997  Philip Morris
International, Inc.
3,967,774
1 .5
29,482
Procter & Gamble Co.
5,024,322
1 .9
69,792
Walmart, Inc.
6,127,040
2 .3
23,664,662
8 .9
Energy: 7.4%
26,320
Chevron Corp.
4,403,073
1 .6
20,808
ConocoPhillips
2,185,256
0 .8
9,006
EOG Resources, Inc.
1,154,929
0 .4
70,706
Exxon Mobil Corp.
8,409,065
3 .2
5,165  Marathon Petroleum
Corp.
752,489
0 .3
10,943  Occidental Petroleum
Corp.
540,147
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
6,636
Phillips 66
$ 819,413
0 .3
22,695
Schlumberger NV
948,651
0 .4
5,074
Valero Energy Corp.
670,123
0 .2
19,883,146
7 .4
Financials: 25.1%
5,568
American Express Co.
1,498,070
0 .6
10,024  American International
Group, Inc.
871,487
0 .3
3,156
Aon PLC - Class A
1,259,528
0 .5
2,107  Apollo Global
Management, Inc.
288,533
0 .1
107,075
Bank of America Corp.
4,468,240
1 .7
29,434
(1)
Berkshire Hathaway,
Inc. - Class B
15,675,960
5 .9
2,374
Blackrock, Inc.
2,246,944
0 .8
6,086  Capital One Financial
Corp.
1,091,220
0 .4
23,976
Charles Schwab Corp.
1,876,841
0 .7
6,505
Chubb Ltd.
1,964,445
0 .7
30,431
Citigroup, Inc.
2,160,297
0 .8
5,780
CME Group, Inc.
1,533,376
0 .6
6,210
(1)
Fiserv, Inc.
1,371,354
0 .5
3,546  Goldman Sachs
Group, Inc.
1,937,144
0 .7
9,136  Intercontinental
Exchange, Inc.
1,575,960
0 .6
45,177  JPMorgan Chase &
Co.
11,081,918
4 .1
7,709
KKR & Co., Inc.
891,237
0 .3
6,842  Marsh & McLennan
Cos., Inc.
1,669,653
0 .6
9,305
MetLife, Inc.
747,098
0 .3
17,353
Morgan Stanley
2,024,574
0 .8
6,384  PNC Financial
Services Group, Inc.
1,122,116
0 .4
1,471
Progressive Corp.
416,308
0 .2
5,032
S&P Global, Inc.
2,556,759
1 .0
3,635
Travelers Cos., Inc.
961,312
0 .4
21,458
Truist Financial Corp.
882,997
0 .3
25,067
US Bancorp
1,058,329
0 .4
52,922
Wells Fargo & Co.
3,799,270
1 .4
67,030,970
25 .1
Health Care: 18.1%
27,813
Abbott Laboratories
3,689,395
1 .4
16,182
AbbVie, Inc.
3,390,453
1 .3
1,906
Amgen, Inc.
593,814
0 .2
4,648  Becton Dickinson and
Co.
1,064,671
0 .4
23,617
(1)
Boston Scientific Corp.
2,382,483
0 .9
32,615  Bristol-Myers Squibb
Co.
1,989,189
0 .7
3,932
Cigna Group
1,293,628
0 .5
20,282
CVS Health Corp.
1,374,106
0 .5
10,379
Danaher Corp.
2,127,695
0 .8
7,609
(1)
Edwards Lifesciences
Corp.
551,500
0 .2
3,141
Elevance Health, Inc.
1,366,209
0 .5
20,068
Gilead Sciences, Inc.
2,248,619
0 .8

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,247
HCA Healthcare, Inc.
$ 776,451
0 .3
38,791
Johnson & Johnson
6,433,099
2 .4
1,161
McKesson Corp.
781,341
0 .3
20,641
Medtronic PLC
1,854,800
0 .7
5,178
(1)
Moderna, Inc.
146,796
0.0
91,167
Pfizer, Inc.
2,310,172
0 .9
1,539  Regeneron
Pharmaceuticals, Inc.
976,080
0 .4
4,091
Stryker Corp.
1,522,875
0 .6
6,141  Thermo Fisher
Scientific, Inc.
3,055,762
1 .1
13,783  UnitedHealth Group,
Inc.
7,218,846
2 .7
2,079
(1)
Vertex
Pharmaceuticals, Inc.
1,007,941
0 .4
1,283
Zoetis, Inc.
211,246
0 .1
48,367,171
18 .1
Industrials: 12.8%
7,117
3M Co.
1,045,203
0 .4
474  Automatic Data
Processing, Inc.
144,821
0 .1
10,056
(1)
Boeing Co.
1,715,051
0 .6
13,486
Carrier Global Corp.
855,012
0 .3
6,660
Caterpillar, Inc.
2,196,468
0 .8
283
Cintas Corp.
58,165
0.0
950
(1)
Copart, Inc.
53,761
0.0
30,987
CSX Corp.
911,947
0 .3
4,008
Deere & Co.
1,881,155
0 .7
6,345
Eaton Corp. PLC
1,724,761
0 .6
9,187
Emerson Electric Co.
1,007,263
0 .4
3,562
FedEx Corp.
868,344
0 .3
4,380
GE Vernova, Inc.
1,337,126
0 .5
4,390  General Dynamics
Corp.
1,196,626
0 .5
13,586
General Electric Co.
2,719,238
1 .0
8,854  Honeywell
International, Inc.
1,874,835
0 .7
2,941
Illinois Tool Works, Inc.
729,397
0 .3
10,603  Johnson Controls
International PLC
849,406
0 .3
2,306
Lockheed Martin Corp.
1,030,113
0 .4
3,633
Norfolk Southern Corp.
860,476
0 .3
2,195  Northrop Grumman
Corp.
1,123,862
0 .4
8,268
PACCAR, Inc.
805,055
0 .3
2,057
Parker-Hannifin Corp.
1,250,348
0 .5
21,381  Raytheon Technologies
Corp.
2,832,127
1 .1
3,299
Republic Services, Inc.
798,886
0 .3
2,399  Trane Technologies
PLC
808,271
0 .3
698
TransDigm Group, Inc.
965,537
0 .4
5,111
Union Pacific Corp.
1,207,423
0 .5
11,721  United Parcel Service,
Inc. - Class B
1,289,193
0 .5
34,139,870
12 .8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: 9.0%
10,090  Accenture PLC - Class
A
$ 3,148,484
1 .2
8,801
(1)
Advanced Micro
Devices, Inc.
904,215
0 .3
7,919  Amphenol Corp.
- Class A
519,407
0 .2
7,967
Analog Devices, Inc.
1,606,705
0 .6
1,060
Applied Materials, Inc.
153,827
0.0
64,182
Cisco Systems, Inc.
3,960,671
1 .5
3,723  Dell Technologies, Inc.
- Class C
339,351
0 .1
1,861
(1)
Fortinet, Inc.
179,140
0 .1
69,697
Intel Corp.
1,582,819
0 .6
14,751  International Business
Machines Corp.
3,667,984
1 .4
12,674  Marvell Technology,
Inc.
780,338
0 .3
17,725  Micron Technology,
Inc.
1,540,125
0 .6
1,388  Motorola Solutions,
Inc.
607,680
0 .2
16,122
(1)
PayPal Holdings, Inc.
1,051,961
0 .4
1,110
Qualcomm, Inc.
170,507
0.0
1,717  Roper Technologies,
Inc.
1,012,309
0 .4
2,259
Salesforce, Inc.
606,225
0 .2
12,865
Texas Instruments, Inc.
2,311,840
0 .9
24,143,588
9 .0
Materials: 2.9%
3,568  Air Products and
Chemicals, Inc.
1,052,274
0 .4
11,045
CRH PLC US
971,629
0 .4
528
Ecolab, Inc.
133,858
0 .1
23,009  Freeport-McMoRan,
Inc.
871,121
0 .3
7,726
Linde PLC US
3,597,535
1 .4
18,321
Newmont Corp.
884,538
0 .3
335
Sherwin-Williams Co.
116,979
0.0
7,627,934
2 .9
Real Estate: 1.9%
1,466
Equinix, Inc.
1,195,303
0 .5
14,858
Prologis, Inc.
1,660,976
0 .6
2,156
Public Storage
645,269
0 .2
9,908
Welltower, Inc.
1,518,005
0 .6
5,019,553
1 .9
Utilities: 3.3%
8,565  American Electric
Power Co., Inc.
935,898
0 .3
4,258  Constellation Energy
Corp.
858,540
0 .3
13,471
Dominion Energy, Inc.
755,319
0 .3
12,406
Duke Energy Corp.
1,513,160
0 .6
33,064
NextEra Energy, Inc.
2,343,907
0 .9
10,184
Sempra Energy
726,730
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
17,607
Southern Co.
$ 1,618,964
0 .6
8,752,518
3 .3
Total Common Stock
(Cost $156,133,794)
264,053,247
98 .9
EXCHANGE-TRADED FUNDS: 1.2%
38,608  iShares Russell Top
200 Value ETF
3,172,805
1 .2
Total Exchange-Traded
Funds
(Cost $3,163,543)
3,172,805
1 .2
Total Long-Term
Investments
(Cost $159,297,337)
267,226,052
100 .1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 0.4%
Mutual Funds: 0.4%
1,008,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $1,008,000) $ 1,008,000 0 .4
Total Short-Term
Investments
(Cost $1,008,000)
1,008,000
0 .4
Total Investments in
Securities
(Cost $160,305,337) $ 268,234,052 100 .5
Liabilities in Excess
of Other Assets (1,378,017) (0.5)
Net Assets $ 266,856,035 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 264,053,247 $ — $ — $ 264,053,247
Exchange-Traded Funds 3,172,805 — — 3,172,805
Short-Term Investments 1,008,000 — — 1,008,000
Total Investments, at fair value $ 268,234,052 $ — $ — $ 268,234,052
Other Financial Instruments+
Futures 1,649 — — 1,649
Total Assets $ 268,235,701 $ — $ — $ 268,235,701
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 3 06/20/25 $ 847,988 $ 1,649
$ 847,988 $ 1,649
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 110,636,978
Gross Unrealized Depreciation (2,708,263)
Net Unrealized Appreciation $ 107,928,715